Derivative financial instruments - Impact of hedge accounting on balance sheet and reserves (Details) - Fair-value hedges $ in Millions	Sep. 30, 2019 AUD ($)
Derivative financial instruments
Accumulated fair value hedge adjustments included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses, assets	$ 0
Accumulated fair value hedge adjustments included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses, liabilities	0
Debt issues and loan capital
Derivative financial instruments
Carrying value of hedged item, liabilities	(100,909)
Accumulated fair value hedge adjustment included in carrying amount, liabilities	(2,818)
Investment securities
Derivative financial instruments
Carrying value of hedged item, assets	53,273
Accumulated fair value hedge adjustment included in carrying amount, assets	2,815
Loans
Derivative financial instruments
Carrying value of hedged item, assets	19,235
Accumulated fair value hedge adjustment included in carrying amount, assets	133
Parent Entity | Debt issues and loan capital
Derivative financial instruments
Carrying value of hedged item, liabilities	(93,296)
Accumulated fair value hedge adjustment included in carrying amount, liabilities	(2,661)
Parent Entity | Investment securities
Derivative financial instruments
Carrying value of hedged item, assets	49,132
Accumulated fair value hedge adjustment included in carrying amount, assets	2,704
Parent Entity | Loans
Derivative financial instruments
Carrying value of hedged item, assets	421
Accumulated fair value hedge adjustment included in carrying amount, assets	$ 5